UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Magellan® Fund -
Magellan
Class K

December 31, 2010

1.811314.106

MAG-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.3%
BorgWarner, Inc. (a)	1,000,000	$ 72,360
Automobiles - 0.2%
General Motors Co.	1,491,600	54,980
Diversified Consumer Services - 0.1%
Strayer Education, Inc. (d)	100,000	15,222
Hotels, Restaurants & Leisure - 1.7%
China Lodging Group Ltd. ADR (d)	500,000	10,895
Ctrip.com International Ltd. sponsored ADR (a)	770,016	31,147
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	274,700	1,747
Starbucks Corp.	10,562,616	339,377
		383,166
Household Durables - 4.4%
Beazer Homes USA, Inc. (a)(d)	2,000,000	10,780
D.R. Horton, Inc.	15,888,899	189,555
KB Home (e)	4,088,000	55,147
Lennar Corp. Class A (d)	13,380,585	250,886
M.D.C. Holdings, Inc.	2,000,000	57,540
PulteGroup, Inc. (a)	18,708,638	140,689
Ryland Group, Inc.	1,896,860	32,304
Tempur-Pedic International, Inc. (a)	1,000,000	40,060
Toll Brothers, Inc. (a)(e)	12,853,054	244,208
		1,021,169
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	200,000	36,000
Leisure Equipment & Products - 0.3%
Brunswick Corp.	3,503,353	65,653
Media - 1.7%
Ascent Media Corp. (a)	144,656	5,607
Cinemark Holdings, Inc.	238,900	4,119
Comcast Corp. Class A (special) (non-vtg.)	4,000,000	83,240
Informa PLC	5,000,000	31,788
Time Warner Cable, Inc.	2,000,000	132,060
Virgin Media, Inc.	4,944,763	134,695
		391,509
Multiline Retail - 0.0%
Agre Developers Ltd.	10,703	25
Maoye International Holdings Ltd.	22,713,000	10,257
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Pantaloon Retail India Ltd.	194,608	$ 1,882
Pantaloon Retail India Ltd. Class B	19,460	138
		12,302
Specialty Retail - 4.1%
Belle International Holdings Ltd.	20,000,000	33,812
Best Buy Co., Inc.	4,000,000	137,160
Staples, Inc.	32,002,255	728,691
TJX Companies, Inc.	1,000,000	44,390
		944,053
Textiles, Apparel & Luxury Goods - 1.5%
lululemon athletica, Inc. (a)	674,500	46,149
NIKE, Inc. Class B	1,597,000	136,416
Peak Sport Products Co. Ltd. (d)	20,000,000	13,123
Phillips-Van Heusen Corp.	530,384	33,419
Polo Ralph Lauren Corp. Class A	1,150,000	127,558
Vera Bradley, Inc.	23,500	776
		357,441
TOTAL CONSUMER DISCRETIONARY		3,353,855
CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	2,341,972	81,430
Drogasil SA	1,500,000	12,202
United Natural Foods, Inc. (a)(e)	4,467,342	163,862
Wal-Mart de Mexico SA de CV Series V	10,000,000	28,719
Wumart Stores, Inc. (H Shares)	25,000,000	61,628
		347,841
Food Products - 0.0%
Shenguan Holdings Group Ltd.	10,000,000	13,097
Household Products - 0.8%
Energizer Holdings, Inc. (a)	1,919,263	139,914
Uni-Charm Corp.	1,000,000	39,771
		179,685
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	500,000	40,350
TOTAL CONSUMER STAPLES		580,973
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.5%
Energy Equipment & Services - 2.2%
Ensco International Ltd. ADR	2,000,000	$ 106,760
Lufkin Industries, Inc.	1,000,000	62,390
Noble Corp.	1,000,000	35,770
Schlumberger Ltd.	2,952,462	246,531
Seahawk Drilling, Inc. (a)(d)	33,333	298
Transocean Ltd. (a)	761,302	52,918
		504,667
Oil, Gas & Consumable Fuels - 5.3%
Alpha Natural Resources, Inc. (a)	3,000,000	180,090
Anadarko Petroleum Corp.	1,300,000	99,008
Denbury Resources, Inc. (a)	9,500,000	181,355
Enterprise Products Partners LP	700,000	29,127
Marathon Oil Corp.	2,262,188	83,769
Massey Energy Co.	696,379	37,361
Occidental Petroleum Corp.	5,415,300	531,241
Reliance Industries Ltd.	3,000,000	71,034
Westernzagros Resources Ltd. (a)	1,000,000	476
		1,213,461
TOTAL ENERGY		1,718,128
FINANCIALS - 12.1%
Capital Markets - 2.2%
BlackRock, Inc. Class A	500,000	95,290
Charles Schwab Corp.	8,547,000	146,239
Evercore Partners, Inc. Class A	87,600	2,978
Franklin Resources, Inc.	2,110,800	234,742
Merriman Holdings, Inc. (a)	15,012	33
Northern Trust Corp.	341,352	18,914
		498,196
Commercial Banks - 3.2%
Aozora Bank Ltd.	20,100,000	41,579
Banco do Brasil SA	2,000,000	37,866
CapitalSource, Inc.	5,000,000	35,500
China Merchants Bank Co. Ltd. (H Shares)	20,000,000	50,486
Lloyds Banking Group PLC (a)	10,000,000	10,330
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	600,000	3,246
PNC Financial Services Group, Inc.	1,000,000	60,720
Sumitomo Mitsui Financial Group, Inc.	8,000,000	284,873
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SVB Financial Group (a)	1,741,010	$ 92,361
Wells Fargo & Co.	3,917,204	121,394
		738,355
Consumer Finance - 0.1%
ACOM Co. Ltd. (d)	1,250,000	15,468
Diversified Financial Services - 1.7%
CME Group, Inc.	370,200	119,112
JPMorgan Chase & Co.	1,066,600	45,245
ORIX Corp.	2,261,600	222,498
		386,855
Insurance - 1.7%
American International Group, Inc. (a)(d)	263,121	15,161
Berkshire Hathaway, Inc. Class B (a)	835,500	66,932
China Life Insurance Co. Ltd. (H Shares)	66,231,000	269,677
Endurance Specialty Holdings Ltd.	555,800	25,606
Reinsurance Group of America, Inc.	339,549	18,237
		395,613
Real Estate Investment Trusts - 2.2%
Boston Properties, Inc.	1,000,000	86,100
CBL & Associates Properties, Inc.	5,513,363	96,484
HCP, Inc.	303,400	11,162
Kimco Realty Corp.	679,800	12,264
Mori Hills REIT Investment Corp.	5,000	19,331
ORIX JREIT, Inc. (d)	3,000	19,504
ProLogis Trust	1,386,500	20,021
Simon Property Group, Inc.	1,000,000	99,490
Terreno Realty Corp. (e)	1,000,000	17,930
Vornado Realty Trust	530,114	44,174
Weyerhaeuser Co.	4,677,136	88,538
		514,998
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)	2,199,300	45,042
China Resources Land Ltd.	10,000,000	18,270
Iguatemi Empresa de Shopping Centers SA	2,189,500	54,752
Indiabulls Real Estate Ltd. (a)	9,800,000	30,521
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
PT Ciputra Development Tbk (a)	18,384,000	$ 714
PT Lippo Karawaci Tbk (e)	1,227,975,625	92,678
		241,977
TOTAL FINANCIALS		2,791,462
HEALTH CARE - 12.2%
Biotechnology - 2.0%
Acorda Therapeutics, Inc. (a)	750,000	20,445
Amgen, Inc. (a)	3,503,100	192,320
BioMarin Pharmaceutical, Inc. (a)	3,000,000	80,790
Clinical Data, Inc. (a)	988,714	15,730
Incyte Corp. (a)	1,500,000	24,840
Protalix BioTherapeutics, Inc. (a)(d)	1,000,000	9,980
United Therapeutics Corp. (a)	1,478,560	93,475
Vertex Pharmaceuticals, Inc. (a)	1,000,000	35,030
		472,610
Health Care Equipment & Supplies - 2.0%
American Medical Systems Holdings, Inc. (a)	600,000	11,316
C. R. Bard, Inc.	1,899,791	174,344
Covidien PLC	2,000,000	91,320
Edwards Lifesciences Corp. (a)	660,000	53,354
Greatbatch, Inc. (a)(e)	2,318,300	55,987
HeartWare International, Inc. (a)	119,900	10,500
Integra LifeSciences Holdings Corp. (a)(e)	1,500,000	70,950
		467,771
Health Care Providers & Services - 6.1%
Brookdale Senior Living, Inc. (a)(e)	10,759,100	230,352
Emeritus Corp. (a)	1,101,160	21,704
Express Scripts, Inc. (a)	5,612,600	303,361
HealthSouth Corp. (a)	1,000,000	20,710
Henry Schein, Inc. (a)	1,903,653	116,865
Medco Health Solutions, Inc. (a)	11,650,100	713,802
		1,406,794
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	1,523,950	96,527
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Life Technologies Corp. (a)	500,000	$ 27,750
QIAGEN NV (a)	1,700,000	33,235
		157,512
Pharmaceuticals - 1.4%
Cadence Pharmaceuticals, Inc. (a)	1,000,000	7,550
Cardiome Pharma Corp. (a)	2,500,000	15,993
Elan Corp. PLC sponsored ADR (a)	5,000,000	28,650
Medicis Pharmaceutical Corp. Class A	1,167,343	31,273
Perrigo Co.	400,000	25,332
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,500,000	130,325
Valeant Pharmaceuticals International, Inc.	2,890,450	81,963
		321,086
TOTAL HEALTH CARE		2,825,773
INDUSTRIALS - 10.3%
Aerospace & Defense - 1.2%
BE Aerospace, Inc. (a)	1,000,000	37,030
DigitalGlobe, Inc. (a)	500,000	15,855
Raytheon Co.	1,000,000	46,340
Raytheon Co. warrants 6/16/11 (a)	204,836	1,786
TransDigm Group, Inc. (a)	250,000	18,003
United Technologies Corp.	2,000,000	157,440
		276,454
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	300,000	24,057
Hub Group, Inc. Class A (a)	400,000	14,056
		38,113
Airlines - 1.3%
Delta Air Lines, Inc. (a)	16,814,711	211,865
JetBlue Airways Corp. (a)	8,829,552	58,363
Southwest Airlines Co.	3,000,000	38,940
		309,168
Building Products - 0.5%
Masco Corp.	6,100,000	77,226
Owens Corning (a)	1,500,000	46,725
		123,951
Commercial Services & Supplies - 0.8%
Clean Harbors, Inc. (a)	400,000	33,632
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc.	4,000,000	$ 119,440
Stericycle, Inc. (a)	350,000	28,322
		181,394
Construction & Engineering - 0.9%
Fluor Corp.	2,500,000	165,650
Granite Construction, Inc.	1,000,000	27,430
MYR Group, Inc. (a)(e)	1,037,100	21,779
		214,859
Electrical Equipment - 1.3%
Acuity Brands, Inc.	1,000,000	57,670
AMETEK, Inc.	750,000	29,438
China High Speed Transmission Equipment Group Co. Ltd.	10,000,000	15,491
Emerson Electric Co.	1,700,000	97,189
EnerSys (a)	2,000,000	64,240
Regal-Beloit Corp.	451,522	30,144
		294,172
Industrial Conglomerates - 0.1%
Textron, Inc.	500,000	11,820
Machinery - 1.9%
Cummins, Inc.	1,100,000	121,011
Danaher Corp.	6,000,000	283,020
NACCO Industries, Inc. Class A	262,001	28,393
		432,424
Professional Services - 1.9%
Equifax, Inc. (e)	7,485,262	266,475
Robert Half International, Inc.	5,124,900	156,822
Towers Watson & Co.	500,000	26,030
		449,327
Road & Rail - 0.2%
Localiza Rent A Car SA	2,500,000	40,523
Trading Companies & Distributors - 0.0%
Essex Rental Corp. (a)	266,666	1,403
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd.	1,000,000	5,270
TOTAL INDUSTRIALS		2,378,878
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 3.0%
Cisco Systems, Inc. (a)	14,950,300	$ 302,445
HTC Corp.	2,100,000	64,793
Juniper Networks, Inc. (a)	8,662,110	319,805
		687,043
Computers & Peripherals - 3.6%
Apple, Inc. (a)	2,156,200	695,504
Seagate Technology (a)	2,000,000	30,060
Western Digital Corp. (a)	3,000,000	101,700
		827,264
Electronic Equipment & Components - 4.1%
Amphenol Corp. Class A	4,736,900	250,014
Corning, Inc.	32,043,522	619,081
Foxconn International Holdings Ltd. (a)	5,000,000	3,493
Ingram Micro, Inc. Class A (a)	3,577,600	68,296
		940,884
Internet Software & Services - 4.1%
eAccess Ltd. (d)	60,000	36,274
eBay, Inc. (a)	5,000,000	139,150
Google, Inc. Class A (a)	701,000	416,373
GREE, Inc. (d)	5,000,000	63,597
Mail.ru Group Ltd. GDR unit (a)(f)	40,300	1,451
Monster Worldwide, Inc. (a)(d)(e)	9,211,938	217,678
Yahoo! Japan Corp.	200,000	77,572
		952,095
IT Services - 2.2%
Accenture PLC Class A	3,000,000	145,470
Cognizant Technology Solutions Corp. Class A (a)	3,318,596	243,220
Fidelity National Information Services, Inc.	1,498,800	41,052
Fiserv, Inc. (a)	1,000,000	58,560
Genpact Ltd. (a)	1,129,500	17,168
		505,470
Semiconductors & Semiconductor Equipment - 9.2%
Applied Materials, Inc. (e)	68,749,287	965,926
ASML Holding NV	10,345,201	396,635
Broadcom Corp. Class A	2,000,000	87,100
Cymer, Inc. (a)	700,000	31,549
Himax Technologies, Inc. sponsored ADR	4,000,000	9,440
KLA-Tencor Corp.	1,500,000	57,960
Lam Research Corp. (a)	499,200	25,849
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd. (a)	5,000,000	$ 92,750
Micron Technology, Inc. (a)	9,969,444	79,955
Novellus Systems, Inc. (a)	3,000,000	96,960
PMC-Sierra, Inc. (a)	2,017,535	17,331
Samsung Electronics Co. Ltd.	165,233	139,849
Skyworks Solutions, Inc. (a)	4,500,000	128,835
		2,130,139
Software - 1.3%
BMC Software, Inc. (a)	3,000,000	141,420
Changyou.com Ltd. (A Shares) ADR (a)(d)	357,300	10,187
Longtop Financial Technologies Ltd. ADR (a)	29,200	1,056
Nintendo Co. Ltd.	400,000	117,367
VMware, Inc. Class A (a)	500,000	44,455
		314,485
TOTAL INFORMATION TECHNOLOGY		6,357,380
MATERIALS - 10.6%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	300,000	27,285
Celanese Corp. Class A	1,000,000	41,170
CF Industries Holdings, Inc.	300,000	40,545
Dow Chemical Co.	2,995,500	102,266
Ecolab, Inc.	2,000,000	100,840
FMC Corp.	1,241,790	99,207
Givaudan SA	104,500	112,855
Huabao International Holdings Ltd.	10,000,000	16,185
Minerals Technologies, Inc.	500,000	32,705
Praxair, Inc.	1,000,000	95,470
Symrise AG	2,000,000	54,884
Valspar Corp.	1,000,000	34,480
		757,892
Construction Materials - 0.8%
Eagle Materials, Inc. (e)	3,800,000	107,350
Martin Marietta Materials, Inc. (d)	1,000,000	92,240
		199,590
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	1,000,000	30,700
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 6.3%
Alcoa, Inc.	4,000,000	$ 61,560
Barrick Gold Corp.	1,000,000	53,264
Eldorado Gold Corp.	5,029,586	93,299
Goldcorp, Inc.	9,900,000	455,442
Harry Winston Diamond Corp. (a)	2,000,000	23,203
Newcrest Mining Ltd.	7,967,115	329,182
Newmont Mining Corp.	5,755,500	353,560
Randgold Resources Ltd. sponsored ADR	736,966	60,674
Reliance Steel & Aluminum Co.	349,300	17,849
		1,448,033
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp. (a)	2,000,000	18,920
TOTAL MATERIALS		2,455,135
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc. (d)	956,279	44,151
FairPoint Communications, Inc. (a)	109,213	2
Iliad Group SA	200,000	21,766
Level 3 Communications, Inc. (a)	1,331,971	1,305
		67,224
Wireless Telecommunication Services - 1.9%
American Tower Corp. Class A (a)	4,500,000	232,380
SOFTBANK CORP.	2,500,000	86,530
Sprint Nextel Corp. (a)	28,000,000	118,440
		437,350
TOTAL TELECOMMUNICATION SERVICES		504,574
UTILITIES - 0.3%
Electric Utilities - 0.2%
PPL Corp.	1,979,800	52,108
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd. (a)	1,796,532	1,169
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.1%
Sempra Energy	300,000	$ 15,744
TOTAL UTILITIES		69,021
TOTAL COMMON STOCKS (Cost $18,670,695)		23,035,179
Convertible Bonds - 0.3%
	Principal Amount (000s)
MATERIALS - 0.2%
Metals & Mining - 0.2%
Alcoa, Inc. 5.25% 3/15/14	$ 13,750	34,117
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. 7% 3/15/15	25,000	23,595
TOTAL CONVERTIBLE BONDS (Cost $38,750)		57,712
Money Market Funds - 1.1%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	70,362,608	70,363
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	189,842,581	189,843
TOTAL MONEY MARKET FUNDS (Cost $260,206)		260,206
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $18,969,651)		23,353,097
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(245,482)
NET ASSETS - 100%		$ 23,107,615
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,451,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 179
Fidelity Securities Lending Cash Central Fund	6,342
Total	$ 6,521
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Materials, Inc.	$ 1,098,001	$ -	$ 153,121	$ 15,327	$ 965,926
Brookdale Senior Living, Inc.	216,297	6,990	-	-	230,352
Dole Food Co., Inc.	69,267	-	53,757	-	-
Eagle Materials, Inc.	100,852	-	-	1,140	107,350
Equifax, Inc.	339,572	-	62,066	1,831	266,475
Greatbatch, Inc.	49,125	-	-	-	55,987
Integra LifeSciences Holdings Corp.	65,745	-	-	-	70,950
KB Home	68,474	-	-	767	55,147
Monster Worldwide, Inc.	136,400	13,752	-	-	217,678
MYR Group, Inc.	16,915	-	-	-	21,779
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
PT Lippo Karawaci Tbk	$ -	$ 32,889	$ -	$ 302	$ 92,678
Staples, Inc.	937,711	-	196,774	10,104	-
Terreno Realty Corp.	19,730	-	-	-	17,930
Toll Brothers, Inc.	267,344	-	-	-	244,208
United Natural Foods, Inc.	116,557	18,326	11,303	-	163,862
Total	$ 3,501,990	$ 71,957	$ 477,021	$ 29,471	$ 2,510,322
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,353,855	$ 3,351,973	$ 1,882	$ -
Consumer Staples	580,973	580,973	-	-
Energy	1,718,128	1,718,128	-	-
Financials	2,791,462	2,511,455	280,007	-
Health Care	2,825,773	2,825,773	-	-
Industrials	2,378,878	2,378,878	-	-
Information Technology	6,357,380	6,357,380	-	-
Materials	2,455,135	2,455,135	-	-
Telecommunication Services	504,574	504,574	-	-
Utilities	69,021	69,021	-	-
Corporate Bonds	57,712	-	57,712	-
Money Market Funds	260,206	260,206	-	-
Total Investments in Securities:	$ 23,353,097	$ 23,013,496	$ 339,601	$ -
Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $18,975,318,000. Net unrealized appreciation aggregated $4,377,779,000, of which $5,621,401,000 related to appreciated investment securities and $1,243,622,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2011